Litigation (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2021	Aug. 31, 2020
Accrued						$ 120,000
Common stock shares issued		230,871,034	246,833,222	244,783,222
Settelment amount							$ 392,000
Litigation settlement, damages sought	$ 120,000
Lead Dog Capital LP [Member]
Loss contingency damages sought, description		in the United States District Court Southern District of New York entitled JEC Consulting Associates, LLC. Liquidator of Lead Dog Capital LP against United Health Products t/k/a United EcoEnergy Corp and Douglas K. Beplate under Docket Number 18-cv-1139 (ER). The third-party action sought to remove a restrictive legend from a particular stock certificate for Three Million Fifty Thousand (3,050,000) shares and declare the shares to be free trading
Philip Forman [Member]
Common stock shares issued					1,850,000
Common stock shares fair value					$ 462,500